Long-term prepayments (Summary of long-term prepayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term prepayments [Abstract]
Long-term prepaid rental	$ 2,097	$ 1,619
Rental deposits	1,436	326
Long-term prepaid advertising fee		369
Prepayment for purchase of office buildings	16,883
Prepayment for acquisition of a recruiting business	611
Others		38
Total	$ 21,027	$ 2,352